Investments in subsidiaries, associates, and joint ventures (Details Narrative) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Capital reduction in foreign subsidiary approved	$ 1,500		$ 3,000
Gain (Loss) arising from the accumulated exchange differences reclassified from the stockholders' equity to the income statement	$ 1,543	$ 1,608	4,326
Remaining balance of cumulative translation adjustments		$ 4,623
Gain related to reclassification of cumulative translation adjustments of investment			$ 2,413
Bottom of range [member]
IfrsStatementLineItems [Line Items]
% Voting capital		20.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
% Voting capital		50.00%